Share Capital and Other Equity Instruments - Summary of Changes in Number of Warrants Outstanding and Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Feb. 15, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of warrants, beginning of year	17,273	17,273	17,273	17,273
Number of warrants, ending of year	400	400	17,273	17,273
Weighted average exercise price, beginning of year | $ / shares	$ 843.30		$ 843.30
Weighted average exercise price, end of year | $ / shares	$ 29,999.84		$ 843.30
Warrant Transaction
Disclosure of classes of share capital [line items]
Number of warrants cancelled					16,873
Number Of Warrant Cancelled	16,873	16,873	0	0
Exercise price of outstanding share options | $ / shares	$ 152.10	$ 152.10			$ 152.10
US$
Disclosure of classes of share capital [line items]
Number of warrants, beginning of year	789,472	789,472
Number of warrants, ending of year	789,472	789,472	789,472	789,472
Weighted average exercise price, beginning of year | $ / shares		$ 55.00
Weighted average exercise price, end of year | $ / shares		$ 55.00		$ 55.00